United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: March 31, 2006


Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                                 March 31, 2006
                                   (Unaudited)

                           PORTFOLIO SECURITIES 89.3%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

     Prin.Amt.
     or Shares                                                          Value
     ---------                                                          -----
                  Banking and Finance 9.3%
        875,000     The Bank of New York Company, Inc.............. $ 31,535,000
        300,000     Capital One Financial Corporation..............   24,156,000
                                                                    ------------
                                                                      55,691,000
                                                                    ------------

                  Business Services 0.5%
        359,900     Arbinet-thexchange, Inc. (a)...................    2,648,864
                                                                    ------------

                  Chemicals 3.5%
        100,000     The Dow Chemical Company.......................    4,060,000
        970,000     PolyOne Corporation (a)........................    9,040,400
        150,000     Rohm and Haas Company..........................    7,330,500
         40,328     Tronox Inc. Class B (a)........................      685,173
                                                                    ------------
                                                                      21,116,073
                                                                    ------------

                  Communications 0.4%
        500,000     Cincinnati Bell Inc.(a)........................    2,260,000
                                                                    ------------

                  Electronics 15.5%
        750,000     Agilent Technologies, Inc. (a).................   28,162,500
        430,000     Analog Devices, Inc............................   16,464,700
        100,000     Cirrus Logic, Inc. (a).........................      848,000
        255,000     Cyprus Semiconductor Corp......................    4,322,250
        980,000     Intel Corporation..............................   19,070,800
        200,000     Motorola, Inc..................................    4,582,000
      2,000,000     Solectron Corporation (a)......................    8,000,000
      2,000,000     Sonus Networks, Inc. (a).......................   10,960,000
                                                                    ------------
                                                                      92,410,250
                                                                    ------------

                  Energy 15.5%
        234,328     Chevron Corporation............................   13,583,994
        200,000     Kerr-McGee Corporation.........................   19,096,000
        500,000     McMoRan Exploration Co. (a)....................    8,920,000
        600,000     Murphy Oil Corporation.........................   29,892,000
        160,000     Nexen Inc......................................    8,806,400
      1,225,000     TransMontaigne Inc. (a)........................   12,017,250
                                                                    ------------
                                                                      92,315,644
                                                                    ------------

                  Health Care 3.4%
        120,000     Abbott Laboratories............................    5,096,400
        100,000     Merck & Co., Inc. .............................    3,523,000
        100,000     Pfizer Inc.....................................    2,492,000
        450,000     Schering-Plough Corporation....................    8,545,500
        140,000     Vical Inc. (a).................................      865,200
                                                                    ------------
                                                                      20,522,100
                                                                    ------------

     Prin.Amt.
     or Shares                                                          Value
     ---------                                                          -----
                  Information Technology Services 10.4%
        378,600     Ceridian Corporation (a)....................... $  9,635,370
      1,550,000     Convergys Corporation (a)......................   28,225,500
      1,025,400     The TriZetto Group, Inc. (a)...................   18,036,786
        900,000     Unisys Corporation (a).........................    6,201,000
                                                                    ------------
                                                                      62,098,656
                                                                    ------------

                  Insurance 18.3%
         10,000     Erie Indemnity Co. Class A.....................      526,400
         70,000     The Plymouth Rock Company, Inc.
                        Class A (b)(c)(d)..........................  108,500,000
                                                                    ------------
                                                                     109,026,400
                                                                    ------------

                  Manufacturing 12.4%
        920,000     Brady Corporation Class A......................   34,463,200
        400,000     Dover Corporation..............................   19,424,000
        410,000     Roper Industries, Inc..........................   19,938,300
                                                                    ------------
                                                                      73,825,500
                                                                    ------------

                  Retail Trade 0.1%
         28,751     AeroGroup International, Inc. (a)(c)(d)........      644,885
                                                                    ------------

                  Miscellaneous 0.0%
                    Grumman Hill Investments, L.P. (a)(c)..........            0
                                                                    ------------

                           Total Portfolio Securities
                               (cost $218,015,010).................  532,559,372
                                                                    ------------

                  SHORT-TERM INVESTMENTS 10.2%
                  Commercial Paper 5.5%
      5,634,000   Citigroup Funding 4.5682%  due 5/3/06............    5,611,264
     21,396,000   General Electric Capital Corp.
                     4.3547% - 4.6528% due 4/5/06 - 5/17/06........   21,319,080
      1,967,000   Prudential Funding 4.5887%  due 4/12/06..........    1,964,247
      4,492,000   UBS Finance 4.6528%  due 5/24/06.................    4,461,447
                                                                    ------------
                                                                      33,356,038

                  U.S. Treasury Bills 4.7%
     27,835,000   U.S. Treasury Bills 3.9611% - 4.3413%
                      due 4/20/06 - 4/27/06........................   27,765,064
                                                                    ------------

                           Total Short-Term Investments
                             (cost $61,121,102)....................   61,121,102
                                                                    ------------

                           Total Investments
                             (cost $279,136,112) (99.5%)...........  593,680,474
                           Cash, receivables and other assets
                             less liabilities (0.5%)...............    2,682,333
                                                                    ------------
                           Net Assets (100%)....................... $596,362,807
                                                                    ============

(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.
(d) Restricted security. See footnote 2.

              See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of March 31, 2006, the tax cost of investments was $279,136,112. Net unrealized appreciation was $314,544,362 consisting of gross unrealized appreciation and gross unrealized depreciation of $319,716,341 and $5,171,979, respectively.

2. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. On March 31, 2006, such investments had an aggregate value of $109,144,885, which was equal to 18.3% of the Corporation's net assets. Investments in restricted securities at March 31, 2006, including the acquisition dates and cost, were:

Company                               Shares             Security            Date Purchased         Cost
-------                               ------             --------            --------------         ----
AeroGroup International, Inc.         28,751         Common Stock                6/14/05           $17,200
Grumman Hill Investments, L.P.                       L.P. Interest               9/11/85                 0
The Plymouth Rock Company, Inc.       70,000         Class A Common Stock       12/15/82         1,500,000
                                                                                  6/9/84           699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date:  April 28, 2006

By: /s/ Charles N. Edgerton
    -----------------------
         Vice President and Treasurer

Date: April 28, 2006